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April 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares S&P 500 Index Fund, a series of BlackRock Funds III

(Securities Act File No. 33-54126, Investment Company Act File No. 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses, Prospectuses and Statements of Additional Information of iShares S&P 500 Index Fund (the “Fund”), as filed pursuant to Rule 497(e) under the Securities Act of 1933 on March 11, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5498.

Very truly yours,

/s/ Devin Grabarek
Devin Grabarek

Enclosures

cc:	Benjamin Archibald, Esq.

Jesse C. Kean, Esq.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.